Financial instruments and risk management - Cash flow hedge reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Opening balance	$ (34)	$ 3
Gains recognised in OCI	(13)	(38)
Amounts recycled to income statement	29	1
At 31 December	(18)	(34)
Terminated hedges
Disclosure of detailed information about hedging instruments [line items]
Opening balance	(25)
Gains recognised in OCI	3
Amounts recycled to income statement	20
At 31 December	(2)	(25)
Active hedges
Disclosure of detailed information about hedging instruments [line items]
Opening balance	(9)
Gains recognised in OCI	(16)
Amounts recycled to income statement	9
At 31 December	(16)	(9)
Active hedges | Previously stated
Disclosure of detailed information about hedging instruments [line items]
Opening balance	$ (34)	3
Gains recognised in OCI		(38)
Amounts recycled to income statement		1
At 31 December		$ (34)